Debt	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016
Debt
Debt

4. Debt

Repricing of Term Loan Facility

On March 31, 2017, the Company entered into a repricing amendment to the credit agreement governing its $350.0 million senior secured term loan facility maturing on September 30, 2023 (the "Term Loan Facility"). The amendment reduced the margins applicable to the term loan from 3.25% per annum (subject to a leverage-based step-down to 2.75%) to 2.50% per annum (subject to a leverage-based step-down to 2.00%) in the case of base rate loans, and from 4.25% per annum (subject to a leverage-based step-down to 3.75%) to 3.50% per annum (subject to a leverage-based step-down to 3.00%) in the case of LIBOR loans (subject to a 1.00% floor on LIBOR loans), provided that each of the leverage-based step-downs was contingent upon the consummation of the IPO. The amount and terms of the Term Loan Facility were otherwise unchanged.

Repayment of Debt with Proceeds from Initial Public Offering

On May 2, 2017, the Company completed its IPO, pursuant to which it sold an aggregate of 10,147,025 shares of Class A common stock, par value $0.001 per share (after giving effect to the underwriters’ exercise in full of their option to purchase additional shares) at a price of $21.00 per share. The Company received aggregate net proceeds of approximately $192.0 million after deducting underwriting discounts and commissions and other offering expenses.

The Company used net proceeds from the IPO of approximately $192.0 million to repay a portion of the amounts outstanding under the Term Loan Facility, including accrued and unpaid interest. The partial paydown resulted in a loss on extinguishment of debt in the amount of approximately $5.4 million.

Fair Value of Debt

Market risk associated with our fixed and variable rate long‑term debt relates to the potential change in fair value and negative impact to future earnings, respectively, from a change in interest rates. The aggregate fair value of debt is based primarily on our estimates of interest rates, maturities, credit risk, and underlying collateral and is classified as Level 3 within the fair value hierarchy. At September 28, 2017 and December 29, 2016, the fair values of the Company’s debt were as follows:

	September 28,	December 29,
(in thousands)	2017	2016
Total debt at par value	$191,475	$400,000
Less: unamortized discount and debt issuance costs	4,056	9,257
Net carrying amount	$187,419	$390,743
Fair value	$191,858	$400,000

7. Debt

              The following table summarizes our long-term debt as of December 29, 2016 and December 31, 2015 (dollars in thousands):

	Maturity Date	Interest Rate Per Annum at December 29, 2016	December 31, 2015	December 29, 2016
Credit Facilities:
Term Loan Facility	September 30, 2023	5.25% Variable	$—	$350,000
ABL Facility	September 30, 2021	2.08% Variable	92,900	50,000
Prior Term Loan Facility	July 2, 2019	3.30% Variable	8,333	—
GCI Facility	May 1, 2019	7.75% Variable	78,000	—

Total secured debt			$179,233	$400,000
Less: current maturities			1,267	3,500

Long-term debt maturities			177,966	396,500
Less: unamortized discount and debt issuance costs			1,643	9,257

Total long-term debt			$176,323	$387,243

              On September 30, 2016, the Board of Directors declared the Special Dividend and authorized the Option Payments. Payment of the Special Dividend and the Option Payments was made on September 30, 2016 to all shareholders and option holders of record at the close of business on September 30, 2016. In connection with the dividend, the Company refinanced its existing indebtedness by amending the Prior ABL Facility with an amended and restated $200.0 million asset based revolving credit facility maturing on September 30, 2021 (the "ABL Facility"), entering into a $350.0 million senior secured term loan facility maturing on September 30, 2023 (the "Term Loan Facility" and together with the ABL Facility, our "Credit Facilities") and repaying and terminating the Prior Term Loan Facility and the GCI Facility. As a result of the refinancing, the Company recorded $162 thousand of loss on extinguishment of debt related to unamortized deferred debt issuance cost for the Prior ABL Facility, as well as recorded $1,319 thousand of loss on extinguishment of debt related to unamortized original issue discount and unamortized deferred debt issuance cost for the Prior Term Loan Facility and GCI Facility. In addition, the Company recorded $10,347 thousand of original issue discount and deferred debt issuance cost related to new third-party fees associated with the refinancing.

Term Loan Facility

              As of December 29, 2016, the Term Loan Facility had an outstanding balance of $350.0 million and requires quarterly repayments of $875 thousand, which commenced on December 31, 2016, with the remainder due and payable at maturity.

              As of December 29, 2016, the Term Loan Facility bore interest based on one of the following rates, at the Company's option:

i)	Adjusted LIBOR Rate plus a margin of 4.25%
ii)	Base Rate plus a margin of 3.25%. Base Rate defined as the greater of the following:
	(a)	the base rate in effect on such day,
	(b)	the federal funds rate plus 0.50%,
	(c)	the adjusted LIBOR rate for the interest period of one month plus a margin of 1.00%

              The following table summarizes scheduled maturities of our debt, including current maturities, as of December 29, 2016 (in thousands):

Amount
2017	$3,500
2018	3,500
2019	3,500
2020	4,375
2021	52,625
Thereafter	332,500

Total minimum debt payments	$400,000

ABL Facility

              As of December 29, 2016, the ABL Facility had a maximum availability of $200.0 million with actual available borrowings limited to the sum, at the time of calculation, of eligible credit card receivables, plus the cost of eligible inventory, net of inventory reserves, multiplied by the product of appraisal percentage multiplied by the appraised value of eligible inventory, plus 85% of eligible net trade receivables, plus all eligible cash on hand minus certain Availability Reserves as defined in the credit agreement governing the ABL Facility. The ABL Facility is available for issuance of letters of credit and contains $30.0 million for standby letters of credit and commercial letters of credit. Available borrowings under the facility are reduced by the face amount of outstanding letters of credit. As of December 29, 2016, the borrowings bear interest at a floating rate, which is based on one of the following rates at the option of the Company:

i)	LIBO Rate plus a margin percentage ranging from 1.25% to 1.50% based on the level of borrowings or
ii)	Base Rate plus a margin (ranging from 0.25% to 0.50% based on the level of borrowings). The Base Rate is defined as the highest of the following:
	(a)	the federal funds rate plus 0.50%,
	(b)	Adjusted LIBO Rate plus 1.00%, or
	(c)	the lender's prime rate

              As of December 29, 2016, the Company had net availability under the ABL Facility of $121,719 thousand, including outstanding letters of credit of $10,119 thousand.

Covenants

              The credit agreements governing our Credit Facilities contain customary restrictive covenants that, among other things and with certain exceptions, limit the ability of the Company to (i) incur additional indebtedness and liens in connection therewith; (ii) pay dividends and make certain other restricted payments; (iii) effect mergers or consolidations; (iv) enter into transactions with affiliates; (v) sell or dispose of property or assets and (vi) engage in unrelated lines of business. In addition, these credit agreements subject us to certain reporting obligations and require that we satisfy certain financial covenants, including, among other things:

•

a requirement that if borrowings under the ABL Facility exceed 90% of availability, we will maintain a certain fixed charge coverage ratio (defined as consolidated EBITDA less non-financed capital expenditures and income taxes paid to consolidated fixed charges, in each case as more fully defined in the credit agreement governing the ABL Facility).

              The Term Loan Facility has no financial maintenance covenants. As of December 29, 2016, the Company was in compliance with its debt covenants.

Deferred Debt Issuance Cost and Original Issue Discount

              Deferred debt issuance cost related to our ABL Facility and our Prior ABL Facility of $1,274 thousand and $930 thousand as of December 29, 2016 and December 31, 2015, respectively, are included in Other assets on our Consolidated Balance Sheets. Deferred debt issuance cost and original issue discount related to our Term Loan Facility of $9,257 thousand as of December 29, 2016 and Prior Term Loan Facility and GCI Facility of $1,644 thousand as of December 31, 2015 are included in Term loans on our Consolidated Balance Sheets. Amortization expense was $954 thousand, $692 thousand, and $656 thousand for the years ended December 29, 2016, December 31, 2015, and December 25, 2014.

Fair Value of Debt

              Market risk associated with our fixed and variable rate long-term debt relates to the potential change in fair value and negative impact to future earnings, respectively, from a change in interest rates. The aggregate fair value of debt was based primarily on discounted cash flows utilizing estimated interest rates, maturities, credit risk, and underlying collateral and is classified primarily as Level 3 within the fair value hierarchy. At December 29, 2016 and December 31, 2015, the fair values of the Company's debt are as follows (in thousands):

	December 31, 2015	December 29, 2016
Total debt at par value	$179,233	$400,000
Less: unamortized discount and debt issuance costs	1,643	9,257

Net carry amount	$177,590	$390,743
Fair value	$179,413	$400,000